Basis of Presentation and Summary of Significant Accounting Policies - Summary of Total Amount of Revenue for Each Such Customer (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Summaryof Significant Accounting Policies Details [Line Items]
Total Revenue	$ 1,143	$ 1,708	$ 2,942	$ 3,882	$ 8,813	$ 10,150
Customer A
Summaryof Significant Accounting Policies Details [Line Items]
Total Revenue					2,222	4,419
Customer B
Summaryof Significant Accounting Policies Details [Line Items]
Total Revenue					2,156
Customer C
Summaryof Significant Accounting Policies Details [Line Items]
Total Revenue					$ 1,066	2,296
Customer D
Summaryof Significant Accounting Policies Details [Line Items]
Total Revenue						$ 2,018